Note 2 - Basis of Presentation and Recent Accounting Pronouncements - 10-Q (Details) - Fair Value of Items Measured on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Note 2 - Basis of Presentation and Recent Accounting Pronouncements - 10-Q (Details) - Fair Value of Items Measured on a Recurring Basis [Line Items]
Warrant liabilities	$ 4,481
Fair Value, Inputs, Level 2 [Member]
Note 2 - Basis of Presentation and Recent Accounting Pronouncements - 10-Q (Details) - Fair Value of Items Measured on a Recurring Basis [Line Items]
Warrant liabilities	$ 4,481